Segment, Geographic and Other Information - Summary of Operating Segments (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of operating segments [line items]
Total segment revenue	₩ 92,578,265	₩ 87,476,410	₩ 70,546,024
Intersegment revenue	0	0	0
Revenue from external customers	92,578,265	87,476,410	70,546,024
Depreciation and amortisation	13,997,355	13,032,263	12,461,412
Interest income	467,525	429,620	340,753
Interest expense	4,665,095	4,451,659	2,818,546
Employee benefit expense	427,980	358,730	485,700
Loss on abandonment of property, plant and equipment	195,697	196,697	160,909
Increase in provisions, net	1,762,526	1,611,082	2,146,979
Operating profit (loss)	8,461,260	(4,245,016)	(32,240,531)
Finance income	3,448,177	1,425,031	1,833,312
Finance expense	(7,535,228)	(5,347,018)	(4,746,791)
Profit (loss) related to associates and joint ventures	882,320	613,026	1,310,391
Profit (loss) before income tax	5,256,529	(7,553,977)	(33,843,619)
Segment assets	246,807,795	239,714,965
Investments in associates and joint ventures	11,286,094	9,662,588	8,992,048
Acquisition of non-current assets	15,080,353	14,746,889
Segment liabilities	205,444,962	202,450,215
Equity method adjustment
Disclosure of operating segments [line items]
Segment assets	4,032,207	2,997,016
Investments in associates and joint ventures	0	0
Acquisition of non-current assets	0	0
Segment liabilities	0	0
Deferred taxes
Disclosure of operating segments [line items]
Segment assets	1,557	1,636
Investments in associates and joint ventures	0	0
Acquisition of non-current assets	0	0
Segment liabilities	2,152,192	1,629,280
Others
Disclosure of operating segments [line items]
Segment assets	(11,650,487)	(10,501,492)
Investments in associates and joint ventures	0	0
Acquisition of non-current assets	0	0
Segment liabilities	870	(3,450)
Operating segments
Disclosure of operating segments [line items]
Profit (loss) related to associates and joint ventures	882,320	613,026	1,310,391
Segment assets	298,314,767	293,288,882
Investments in associates and joint ventures	11,286,094	9,662,588
Acquisition of non-current assets	15,266,334	15,137,575
Segment liabilities	212,111,512	212,288,190
Operating segments | Transmission and distribution
Disclosure of operating segments [line items]
Total segment revenue	90,825,950	85,082,542	68,239,707
Intersegment revenue	2,217,014	1,728,602	1,922,354
Revenue from external customers	88,608,936	83,353,940	66,317,353
Depreciation and amortisation	4,368,806	4,258,909	4,130,004
Interest income	86,889	92,380	67,076
Interest expense	2,946,080	2,826,916	1,420,802
Employee benefit expense	156,144	127,038	180,114
Loss on abandonment of property, plant and equipment	171,134	182,742	157,784
Increase in provisions, net	745,016	419,564	611,534
Operating profit (loss)	3,542,715	(6,153,936)	(33,623,874)
Profit (loss) related to associates and joint ventures	578,973	314,373	980,146
Segment assets	139,472,103	138,838,342
Investments in associates and joint ventures	6,839,513	5,872,000
Acquisition of non-current assets	8,417,992	7,636,677
Segment liabilities	120,083,068	120,181,250
Operating segments | Electric power generation (Nuclear)
Disclosure of operating segments [line items]
Total segment revenue	13,447,880	10,798,378	10,386,091
Intersegment revenue	13,118,098	10,666,260	10,254,271
Revenue from external customers	329,782	132,118	131,820
Depreciation and amortisation	5,182,841	4,403,610	4,034,774
Interest income	72,760	69,209	45,789
Interest expense	786,491	687,743	557,218
Employee benefit expense	68,273	62,280	82,466
Loss on abandonment of property, plant and equipment	0	0	0
Increase in provisions, net	343,963	585,630	624,221
Operating profit (loss)	1,442,490	819,838	761,109
Profit (loss) related to associates and joint ventures	(20,548)	(2,639)	(753)
Segment assets	72,508,359	70,535,018
Investments in associates and joint ventures	171,956	169,155
Acquisition of non-current assets	2,629,626	3,070,528
Segment liabilities	47,082,862	45,660,916
Operating segments | Electric power generation (Non-nuclear)
Disclosure of operating segments [line items]
Total segment revenue	31,563,589	35,159,641	41,944,339
Intersegment revenue	29,186,796	32,253,979	39,252,851
Revenue from external customers	2,376,793	2,905,662	2,691,488
Depreciation and amortisation	4,252,872	4,180,939	4,091,081
Interest income	67,835	65,403	53,242
Interest expense	704,678	741,282	694,559
Employee benefit expense	113,146	109,151	140,067
Loss on abandonment of property, plant and equipment	2,744	13,863	0
Increase in provisions, net	511,174	352,058	619,947
Operating profit (loss)	2,662,597	929,210	289,001
Profit (loss) related to associates and joint ventures	138,347	301,681	329,112
Segment assets	66,834,569	66,265,884
Investments in associates and joint ventures	4,272,928	3,567,345
Acquisition of non-current assets	3,862,287	3,490,863
Segment liabilities	36,363,754	38,415,202
Operating segments | Plant maintenance & engineering service
Disclosure of operating segments [line items]
Total segment revenue	3,266,873	3,091,022	2,975,062
Intersegment revenue	2,765,640	2,626,190	2,516,699
Revenue from external customers	501,233	464,832	458,363
Depreciation and amortisation	164,749	129,628	123,168
Interest income	26,262	23,638	14,003
Interest expense	7,144	1,270	1,405
Employee benefit expense	70,891	52,890	82,070
Loss on abandonment of property, plant and equipment	0	0	0
Increase in provisions, net	241,073	206,215	213,671
Operating profit (loss)	417,667	355,284	239,529
Profit (loss) related to associates and joint ventures	185,548	(389)	1,886
Segment assets	4,522,610	4,271,409
Investments in associates and joint ventures	1,697	54,088
Acquisition of non-current assets	160,978	203,352
Segment liabilities	1,508,112	1,549,863
Operating segments | Others
Disclosure of operating segments [line items]
Total segment revenue	2,283,458	2,175,972	2,750,231
Intersegment revenue	1,521,937	1,556,114	1,803,231
Revenue from external customers	761,521	619,858	947,000
Depreciation and amortisation	218,505	204,322	211,719
Interest income	271,709	226,243	195,966
Interest expense	336,718	258,877	195,860
Employee benefit expense	47,039	48,105	53,017
Loss on abandonment of property, plant and equipment	0	92	3,125
Increase in provisions, net	2,409	444	9,463
Operating profit (loss)	96,984	89,302	333,547
Profit (loss) related to associates and joint ventures	0	0	0
Segment assets	14,977,126	13,378,229
Investments in associates and joint ventures	0	0
Acquisition of non-current assets	195,451	736,155
Segment liabilities	7,073,716	6,480,959
Elimination of intersegment amounts
Disclosure of operating segments [line items]
Segment assets	(43,890,249)	(46,071,077)
Investments in associates and joint ventures	0	0
Acquisition of non-current assets	(185,981)	(390,686)
Segment liabilities	(8,819,612)	(11,463,805)
Material reconciling items
Disclosure of operating segments [line items]
Total segment revenue	(48,809,485)	(48,831,145)	(55,749,406)
Intersegment revenue	(48,809,485)	(48,831,145)	(55,749,406)
Revenue from external customers	0	0	0
Depreciation and amortisation	(190,418)	(145,145)	(129,334)
Interest income	(57,930)	(47,253)	(35,323)
Interest expense	(116,016)	(64,429)	(51,298)
Employee benefit expense	(27,513)	(40,734)	(52,034)
Loss on abandonment of property, plant and equipment	21,819	0	0
Increase in provisions, net	(81,109)	47,171	68,143
Operating profit (loss)	298,807	(284,714)	(239,843)
Profit (loss) related to associates and joint ventures	0	0	₩ 0
Segment assets	(51,506,972)	(53,573,917)
Investments in associates and joint ventures	0	0
Acquisition of non-current assets	(185,981)	(390,686)
Segment liabilities	₩ (6,666,550)	₩ (9,837,975)